Intangible Assets/Liabilities Other Than Goodwill - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 3,811	$ 3,853	$ 3,853
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	1,006	1,006	983
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	1,775	1,774	1,774
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	32,444	12,539	12,876
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	(14,615)	(4,933)	(4,933)
Total
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 24,420	$ 14,239	$ 14,553